Financial Instruments and Financial Risk Management (Details) - Schedule of fair value measurement of liabilities - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Financial liabilities at fair value through profit or loss -
Fair value of warrant	$ 1,513	$ 1,039
Level 1 [Member]
Financial liabilities at fair value through profit or loss -
Fair value of warrant	1,479	1,003
Level 3 [Member]
Financial liabilities at fair value through profit or loss -
Fair value of warrant	$ 34	$ 36